Submission	Apr. 24, 2025
Submission [Line Items]
Central Index Key	0000104169
Registrant Name	Walmart Inc.
Registration File Number	333-275878
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES